Note 30 - Share-based Payments (Details Textual)			1 Months Ended	12 Months Ended
	Jan. 11, 2021	Feb. 27, 2018	Jul. 31, 2017 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020
Statement Line Items [Line Items]
Expense from cash-settled share-based payment transactions				$ 634,000	$ 107,000	$ 43,000
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets				$ 1,413,000	$ 689,000	$ 315,000
Option life, share options granted		3
Share-based compensation arrangement, percentage of outstanding stock maximum				10.00%
Weighted average remaining contractual life of outstanding share options (Year)				1 year 295 days	2 years 51 days	3 years 51 days
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets						$ 14,000
Mr. J Staiger [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets				$ 0	0	$ 14,000
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments				3
Weighted average fair value at measurement date, other equity instruments granted				$ 15.88	8.46
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments				3
Performance probability						85.00%
Liabilities from share-based payment transactions				$ 2,240,000	524,000	$ 2,043,000
Expense from cash-settled share-based payment transactions				634,000	107,000	43,000
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital				216,000
Weighted average fair value at measurement date, other equity instruments granted				$ 15.51	$ 8.19
Performance share units (PSUs) [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	78,883
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Performance probability				93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Performance probability				100.00%	100.00%
Cash-settled awards [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			3
Liabilities from share-based payment transactions				$ 30,000	$ 16,000	47,000
Number of other equity instruments granted in share-based payment arrangement			52,282
Weighted average fair value at measurement date, other equity instruments granted | £			£ 12.05
Expense from cash-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets				$ 114,000	$ 73,000	$ 97,000
Percentage of discretionary cash bonus							10.00%
Omnibus Equity Incetive Compensation Plan [member]
Statement Line Items [Line Items]
Option life, share options granted				10